Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Commitments
Summary of capital commitments outstanding not provided for in the financial statements

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Contracted purchase of software	5,182	1,000
Contracted purchase of property	101,779	—
Contracted purchase of construction projects	—	830,573
Contracted purchase of property improvements	21,679	—
Contracted for	128,640	831,573
Authorized but not contracted for	—	11,279
Total	128,640	842,852